UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8985

LMP Corporate Loan Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(888) 777-0102

Date of fiscal year end:	September 30,

Date of reporting period:	December 31, 2009

ITEM 1.                 SCHEDULE OF INVESTMENTS

LMP CORPORATE LOAN FUND INC.

FORM N-Q

DECEMBER 31, 2009

LMP Corporate Loan Fund Inc.

Schedule of Investments (unaudited)	December 31, 2009

Face Amount	Security	Value
COLLATERALIZED SENIOR LOANS (a)(b) — 94.0%
Aerospace/Defense — 2.1%
$728,701	Be Aerospace Inc., New Term Loan B, 5.750% due 3/31/10	$734,166
1,119,742	CACI International Inc., Term Loan, 1.750% to 1.780% due 2/10/10	1,107,144
500,000	McKechnie Aerospace Holdings Inc., Term Loan B, 2.240% due 1/5/10	468,438
1,536,757	Transdigm Inc., Term Loan B, 2.249% due 3/23/10	1,478,580
	Total Aerospace/Defense	3,788,328
Automotive — 1.6%
	Dayco Products, LLC:
105,109	Term Loan B2, 9.250% due 3/31/10	95,650
15,064	Term Loan B4, 11.250% due 3/31/10	13,708
976,777	Kar Holdings, Term Loan B, 2.990% due 1/29/10	925,496
513,895	Keystone Automotive Industries Inc., Term Loan B, 3.741% to 5.750% due 3/31/10	332,747
1,607,514	Tire Rack Inc., Term Loan B, 1.990% due 2/1/10	1,496,998
	Total Automotive	2,864,599
Broadcast Radio and Television — 3.0%

2,785,659	National Cinemedia Inc., Term Loan B, 2.010% due 3/15/10	2,615,734
1,250,000	Univision Communications, Term Loan B, 2.501% due 3/31/10	1,090,625
1,611,904	Weather Channel, Term Loan, 7.250% due 3/31/10	1,628,426
	Total Broadcast Radio and Television	5,334,785
Building and Development — 5.5%
1,160,813	Beacon Sales Acquisition Inc., Term Loan B, 2.231% to 4.250% due 3/31/10	1,092,616
1,613,275	Building Materials Holding Corp., First Lien Term Loan, 3.000% due 1/25/10	1,499,842
1,627,960	Capital Automotive REIT, Term Loan, 1.990% due 1/4/10	1,555,719
579,224	Contech Construction Products Inc., Term Loan, 2.240% due 1/19/10	518,406
347,557	Custom Building Products Inc., Term Loan B, 8.000% due 3/31/10	339,737
1,064,756	Infrastrux Group Inc., Term Loan B, 8.000% due 1/29/10 (c)	963,604
1,120,850	Panolam Industries International, Term Loan, 5.000% due 3/31/10	1,011,567
	Pike Electric Inc.:
906,996	Term Loan B, 1.750% due 1/13/10	845,774
1,072,688	Term Loan C, 1.750% due 1/19/10	1,000,282
2,500,000	South Edge LLC, Term Loan C, 5.500% due 3/31/10 (d)	937,500
	Total Building and Development	9,765,047
Business Equipment and Services — 9.8%
	Asurion Corp.:
1,206,796	First Lien Term Loan, 3.234% to 3.273% due 2/12/10	1,158,274
1,500,000	Second Lien Term Loan, 6.734% due 1/11/10	1,459,688
2,298,847	Belfor U.S.A., Term Loan B, 5.750% to 6.000% due 3/31/10	2,247,123
968,000	Booz Allen Hamilton Inc., Tranche C Term Loan, 6.000% due 6/11/10	972,235
1,510,772	Bright Horizons Family Solutions, Term Loan B, 6.250% due 3/31/10	1,514,548
	Deluxe Entertainment Service Group Inc.:
127,311	Canadian Term Loan, 6.250% due 1/29/10	118,399
74,486	Letter of Credit, 4.401% due 3/31/10	69,272
100,000	Second Lien Term Loan, 11.000% due 1/29/10	85,250
1,213,428	Term Loan, 6.250% due 3/31/10	1,128,488
685,053	Fidelity National Information Solutions Inc., Term Loan C, 4.481% due 2/1/10	685,909
801,018	Intralinks Inc., Term Loan, 2.981% due 1/29/10	752,957
450,286	Lender Processing Services Inc., Term Loan, 2.731% due 1/29/10	447,190
742,166	Metavante Corp., Term Loan B, 3.531% due 2/1/10	737,527
1,731,660	N.E.W. Customer Services Cos. Inc., First Lien Term Loan, 2.731% to 2.735% due 1/29/10	1,620,184

See Notes to Schedule of Investments.

LMP Corporate Loan Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face Amount	Security	Value
Business Equipment and Services — 9.8% (continued)
$733,111	NCO Group, Term Loan, 7.500% due 3/29/10	$708,674
1,687,500	Neff Corp., Second Lien Term Loan, 3.784% due 1/14/10	312,188
2,119,181	Riskmetrics Group Holdings LLC, Term Loan B, 2.251% due 3/31/10	2,058,255
1,092,201	U.S. Investigations Services LLC, Term Loan, 3.253% due 3/22/10	984,346
363,621	Verifone Inc., Term Loan, 2.990% due 1/29/10	345,440
	Total Business Equipment and Services	17,405,947
Cable and Satellite Television — 3.1%
1,717,257	Bragg Communications Inc., Term Loan B Tranche Two, 2.754% due 2/26/10	1,689,352
1,700,000	Insight Midwest Holdings LLC, Term Loan B, 2.290% due 1/4/10	1,624,411
2,216,911	Virgin Media Investment Holdings Ltd., Term loan B10, 3.783% due 1/25/10	2,203,055
	Total Cable and Satellite Television	5,516,818
Chemicals/Plastics — 6.0%
	Hexion Specialty Chemicals Inc.:
1,660,886	Term Loan C4, 2.563% due 2/5/10	1,413,829
782,433	Term Loan C5, 2.563% due 3/31/10	653,331
1,675,000	Huish Detergents, Inc., Second Lien Term Loan, 4.510% due 3/9/10	1,580,781
	Kik Custom Products:
93,532	Canadian Term Loan, 2.540% due 1/26/10	77,632
1,583,334	Second Lien Term Loan, 5.282% due 1/26/10	918,334
545,603	Term Loan B, 2.540% due 1/26/10	452,850
895,500	Nalco Co., Term Loan, 6.500% due 3/31/10	909,604
1,107,881	Polypore Inc., Term Loan B, 2.490% due 1/29/10	1,046,948
1,124,189	Rockwood Specialties Group Inc., Tranche H, 6.000% due 1/29/10	1,138,241
	Texas Petrochemicals Corp.:
373,120	Letter of Credit, 2.875% due 1/4/10	333,010
1,105,439	Term Loan B, 2.875% due 1/4/10	986,604
1,426,747	Unifrax Corp., Term Loan B, 2.500% due 1/29/10	1,177,067
	Total Chemicals/Plastics	10,688,231
Clothing/Textiles — 1.3%
958,954	Hanesbrands Inc., New Term Loan, 5.250% due 1/11/10	970,343
1,398,319	Levi Strauss & Co., Term Loan, 2.482% due 1/25/10	1,280,336
	Total Clothing/Textiles	2,250,679
Conglomerates — 0.8%
	TriMas Corp.:
281,250	Letter of Credit, 2.520% due 1/6/10	265,078
1,179,141	Term Loan B, 6.000% due 1/29/10	1,111,340
	Total Conglomerates	1,376,418
Containers and Glass Products — 2.1%
	Crown Americas LLC:
960,000	Term Loan, 1.983% due 1/15/10	940,800
960,000	Term Loan B, 1.983% due 1/15/10	940,800
2,013,488	Graphic Packaging International Inc., First Lien Term Loan, 2.231% to 2.290% due 1/29/10	1,943,646
	Total Containers and Glass Products	3,825,246
Cosmetics/Personal Care — 0.6%
1,071,969	Vi-Jon, Term Loan B, 2.231% to 2.233% due 1/29/10	1,013,011
Drugs — 2.3%
1,101,048	Cardinal Health Inc., Dollar Term Loan, 2.481% due 1/29/10	940,020
3,223,765	Royalty Pharma Finance Trust, Term Loan, 2.501% due 3/31/10	3,147,201
	Total Drugs	4,087,221

See Notes to Schedule of Investments.

LMP Corporate Loan Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face Amount	Security	Value
Electronics/Electric — 7.6%
	Dealer Computer Services:
$1,000,000	Second Lien Term Loan, 5.751% due 3/31/10	$863,333
1,809,781	Term Loan, 2.251% due 3/31/10	1,672,916
2,250,106	Intergraph Corp., First Lien Term Loan, 2.256% due 2/26/10	2,181,197
2,362,350	Macrovision Solutions Corp., Term Loan, 6.000% due 3/31/10	2,374,162
1,602,956	Sabre Inc., Term Loan B, 2.481% to 2.494% due 1/29/10	1,460,693
676,616	Skype Technologies S.A., Term Loan, 9.000% due 2/19/10	697,252
	Travelport:
1,697,567	Delayed Draw Term Loan, 2.781% due 1/29/10	1,624,359
298,500	Term Loan C, 10.500% due 1/29/10	300,490
2,443,902	Vertafore Inc., Term Loan B2, 5.500% due 2/25/10	2,297,267
	Total Electronics/Electric	13,471,669
Equipment Leasing — 0.5%
	Rent-a-Center Inc.:
831,420	Extended Term Loan B, 3.260% due 3/19/10	806,478
46,279	Term Loan B, 1.990% to 2.010% due 3/5/10	45,006
	Total Equipment Leasing	851,484
Finance — 0.6%
1,150,158	CB Richard Ellis Group Inc., Tranche B, 6.000% to 6.250% due 3/31/10	1,100,318
Food Products — 4.3%
	American Seafoods Group LLC:
541,017	Term Loan B1, 3.981% due 1/29/10	523,885
816,871	Term Loan B2, 3.981% due 1/29/10	786,238
965,227	Michael Foods Inc., Term Loan B, 6.500% to 6.750% due 3/31/10	975,182
1,642,717	NPC International, Term Loan B, 1.990% to 2.040% due 3/31/10	1,546,207
2,223,340	Pinnacle Foods Group Inc., Term Loan B, 2.985% due 1/4/10	2,077,896
	Wrigley Jr. Co.:
673,103	Term Loan B1, 3.063% due 3/31/10	673,764
1,121,838	Term Loan B2, 3.313% due 3/31/10	1,124,777
	Total Food Products	7,707,949
Food/Drug Retailers — 1.8%
1,408,528	General Nutrition Centers, Term Loan B, 2.490% to 2.540% due 3/30/10	1,317,854
	Smart & Final:
379,256	Delayed Draw Term Loan, 3.249% to 3.256% due 3/23/10	347,492
540,486	First Lien Term Loan, 3.231% to 3.261% due 2/26/10	495,220
1,027,693	Vicar Operating Inc., Term Loan, 1.750% due 1/29/10	1,002,001
	Total Food/Drug Retailers	3,162,567
Forest Products — 0.3%
480,537	Domtar Inc., Term Loan, 1.608% due 1/19/10	469,785
Healthcare — 8.8%
1,336,576	AMN Healthcare, New Term Loan B, 6.250% due 3/31/10	1,309,844
1,869,949	Biomet Inc., Term Loan B, 3.231% to 3.251% due 3/25/10	1,792,272
2,300,000	Carestream Health Inc., Second Lien Term Loan, 5.494% due 1/29/10	1,962,907
2,250,000	Davita Inc., Term Loan B1, 1.740% to 1.790% due 3/31/10	2,189,376
1,679,664	DJO Finance LLC, Term Loan B, 3.231% due 1/29/10	1,588,332
1,685,772	Education Management Corp., Term Loan B, 2.063% due 3/31/10	1,587,083
	Fresenius Se:
1,397,959	Term Loan B, 6.750% due 1/11/10	1,409,193
839,516	Term Loan B2, 6.750% due 1/11/10	846,262
175,353	Hologic, Tranche B Term Loan, 3.500% due 1/21/10	174,039

See Notes to Schedule of Investments.

LMP Corporate Loan Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face Amount	Security	Value
Healthcare — 8.8% (continued)
$834,588	Life Technologies Corp., Term Loan B, 5.250% due 3/31/10	$841,195
2,088,764	Medassets Inc., Term Loan B, 3.981% to 4.001% due 3/31/10	2,015,657
	Total Healthcare	15,716,160
Home Furnishings — 0.1%
426,295	Sleep Innovations Inc., Second Lien Term Loan, 10.250% due 3/31/10 (c)	135,349
Hotels/Motels/Inns and Casinos — 2.7%
1,808,487	Ameristar Casinos Inc., Initial Term Loan, 3.534% due 1/20/10	1,799,445
	Isle of Capri Casinos Inc.:
159,431	New Delayed Draw Term Loan A, 1.981% due 1/29/10	150,042
181,277	New Delayed Draw Term Loan B, 1.981% due 1/29/10	170,602
453,192	New Term Loan B, 2.001% due 3/31/10	426,504
1,114,525	Penn National Gaming Inc., Term Loan B, 1.980% to 2.030% due 2/8/10	1,081,959
	Seminole Tribe of Florida:
163,216	Term Loan, 1.751% due 3/31/10	154,715
588,185	Term Loan B2, 1.751% due 3/31/10	557,551
447,638	Term Loan B3, 1.751% due 3/31/10	424,324
	Total Hotels/Motels/Inns and Casinos	4,765,142
Industrial Equipment — 2.0%
1,213,633	Manitowoc Co. Inc., Term Loan B, 7.500% due 1/19/10	1,180,258
1,021,869	Oshkosh Truck Corp., Term Loan B, 6.260% to 6.290% due 3/8/10	1,023,019
	Veyance Technologies Inc.:
214,912	Delayed Draw Term Loan, 2.740% due 1/19/10	176,138
1,500,549	Term Loan B, 2.740% due 1/19/10	1,229,824
	Total Industrial Equipment	3,609,239
Leisure — 4.6%
	AE Europe Holdings Inc.:
797,207	First Lien Term Loan, 2.980% due 1/29/10	733,431
1,000,000	Second Lien Term Loan, 6.730% due 1/29/10	810,000
675,124	Amscan Holdings Inc., Term Loan B, 2.501% due 3/25/10	611,831
1,564,528	Lodgenet Entertainment Corp., Term Loan B, 2.260% due 3/31/10	1,431,543
2,197,195	Regal Cinemas Inc., Term Loan, 4.001% due 3/31/10	2,193,991
760,249	Ticketmaster, Term Loan B, 3.510% due 3/22/10	756,448
	Zuffa:
375,669	Incremental Term Loan, 7.500% due 1/29/10	372,852
1,522,775	Term Loan B, 2.313% due 1/29/10	1,378,747
	Total Leisure	8,288,843
Non-Ferrous Metals/Materials — 2.7%
1,026,188	Compass Minerals Group Inc., Term Loan, 1.760% due 3/30/10	1,013,361
	Novelis Inc.:
389,181	CA Term Loan, 2.240% due 1/29/10	356,795
856,231	US Term Loan, 2.240% to 2.260% due 3/31/10	784,980
796,482	Oxbow Carbon And Mineral Holdings LLC, Term Loan, 2.251% due 3/31/10	755,994
1,994,852	Walter Industries Inc., Term Loan B, 2.481% to 2.501% due 3/31/10	1,938,332
	Total Non-Ferrous Metals/Materials	4,849,462
Oil & Gas — 5.5%
	Alon USA Inc.:
313,658	Edgington Term Loan, 2.481% due 1/29/10	265,956
2,509,262	Paramount Term Loan, 2.481% to 2.506% due 2/26/10	2,127,646
792,651	Astoria Generating Co. Acquisitions LLC, Term Loan B, 2.000% to 2.010% due 3/23/10	759,293
1,104,176	Coffeyville Resources LLC, Tranche D Term Loan, 8.500% due 1/4/10	1,108,869
1,218,218	Dresser Inc., Term Loan B, 2.521% due 2/18/10	1,138,816

See Notes to Schedule of Investments.

LMP Corporate Loan Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face Amount	Security	Value
Oil & Gas — 5.5% (continued)
$850,739	Hercules Offshore Inc., Term Loan B, 6.000% due 4/1/10	$816,284
196,214	Semcrude L.P., Second Lien Term Loan, 11.000% due 11/30/16	187,547
879,600	Targa Resources Inc., 6.000% due 3/31/10	870,857
797,819	Volnay Acquisition Co. I, Term Loan B, 3.251% to 3.933% due 4/30/10	785,852
1,797,265	Western Refining Co. L.P., Term Loan, 9.750% due 3/31/10	1,722,679
	Total Oil & Gas	9,783,799
Publishing — 4.4%
1,871,145	Dex Media East LLC, Delayed Draw Term Loan B, 2.240% due 1/28/10	1,553,050
1,290,616	Getty Images, Term Loan B, 6.250% due 3/31/10	1,298,950
	Lamar Media Corp.:
992,500	Series F, 5.500% due 1/29/10	1,002,425
1,349,644	Term Loan B, 5.500% due 1/6/10	1,346,270
	Valassis Communications Inc.:
200,347	Delayed Draw Term Loan, 2.010% due 3/31/10	192,500
604,170	Term Loan, 2.010% due 3/31/10	580,506
1,404,085	Wenner Media LLC, Term Loan B, 1.981% due 1/29/10	1,319,840
499,097	World Color Press Inc., Exit Term Loan, 9.000% due 3/1/10	502,529
	Total Publishing	7,796,070
Retailers — 2.6%
261,128	J Crew Group, Term Loan B, 2.000% due 1/29/10	250,683
1,107,827	Michaels Stores Inc., Term Loan B, 2.563% due 2/26/10	1,003,968
1,444,303	Neiman-Marcus Group Inc., Term Loan, 2.255% due 3/8/10	1,313,285
1,212,500	Petco Animal Supplies Inc., Term Loan, 2.481% to 2.531% due 3/31/10	1,156,422
836,157	Pilot Travel Centers LLC, Term Loan B, 0.000% due 1/6/16	842,633
	Total Retailers	4,566,991
Steel — 0.4%
	Tube City IMS Corp.:
81,081	Letter of Credit, 0.151% due 3/31/10	76,216
650,524	Term Loan, 2.501% due 3/31/10	611,492
	Total Steel	687,708
Surface Transport — 0.5%
	Coach America Holdings Inc.:
899,121	First Lien Term Loan B, 3.040% due 1/29/10	802,466
190,153	Synthetic Letter of Credit, 2.940% due 1/4/10	169,712
	Total Surface Transport	972,178
Telecommunications/Cellular Communications — 2.8%
471,440	Crown Castle Operating Co., Term Loan B, 1.731% due 1/29/10	458,108
1,925,252	Metropcs Wireless Inc., Term Loan B, 2.500% to 2.563% due 2/1/10	1,842,828
2,676,712	Ntelos Inc., Term Loan B, 5.750% due 3/31/10	2,700,134
	Total Telecommunications/Cellular Communications	5,001,070
Utilities — 3.6%
1,712,662	Calpine Corp., First Priority Term Loan, 3.135% due 3/31/10	1,623,604
	Covanta Holding Corp.:
164,948	Letter of Credit, 1.687% due 1/4/10	156,206
325,838	Term Loan B, 1.750% due 2/16/10	308,568
	Firstlight Power Resources Inc.:
163,652	Letter of Credit, 2.813% due 3/31/10	151,685
250,000	Second Lien Term Loan, 4.813% due 3/31/10	212,500
1,087,170	Term Loan B, 2.750% due 3/23/10	1,007,671
840,896	Mirant North America LLC, Term Loan B, 1.981% due 1/29/10	812,516
466,667	Reliant Energy Inc., Letter of Credit, 0.235% due 1/4/10	437,500

See Notes to Schedule of Investments.

LMP Corporate Loan Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face Amount	Security	Value
Utilities — 3.6% (continued)
	TPF Generation Holdings LLC:
$154,214	Letter of Credit, 2.251% due 3/31/10	$146,568
48,343	Revolver, 2.100% due 3/31/10	45,946
399,085	Term Loan B, 2.231% due 1/29/10	379,297
1,137,860	USPF Holdings LLC, Term Loan, 1.982% due 1/25/10	1,115,103
	Total Utilities	6,397,164
	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $174,113,581)	167,249,277
CORPORATE BONDS & NOTES — 1.4%
TELECOMMUNICATION SERVICES — 1.4%
Diversified Telecommunication Services — 1.4%
2,659,000	Qwest Corp., Senior Notes, 3.504% due 6/15/13 (e) (Cost - $2,348,412)	2,572,582

Shares
COMMON STOCKS — 0.4%
CONSUMER DISCRETIONARY — 0.0%
Automobiles — 0.0%
4,745	Dayco Products, LLC (f)	61,685
167	Dayco Products, LLC (f)	2,171
		63,856
Textiles, Apparel & Luxury Goods — 0.0%
3,664	Comfort Co. Inc. (f)(g)	0
	TOTAL CONSUMER DISCRETIONARY	63,856
ENERGY — 0.4%
Oil, Gas & Consumable Fuels — 0.4%
24,938	SemGroup Corp., Class A Shares (f)*	623,450
	TOTAL COMMON STOCKS (Cost — $687,306)	687,306
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $177,149,299)	170,509,165

Face Amount
SHORT-TERM INVESTMENT — 4.2%
U.S. Government Agency — 4.2%
$7,389,000	Federal Home Loan Bank (FHLB), Discount Notes, 0.003% due 1/4/10 (h) (Cost - $7,389,000)	7,389,000
	TOTAL INVESTMENTS — 100.0% (Cost — $184,538,299#)	$177,898,165

*	Non-income producing security.
(a)	The date shown represents the last in range of interest reset dates.
(b)	Variable rate term loans. Interest rates disclosed represent the effective rates on loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	The coupon payment on these securities is currently in default as of December 31, 2009.
(e)	Variable rate securities. Coupon rates disclosed are those which are in effect at December 31, 2009. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(g)	Illiquid security.
(h)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
REIT	-	Real Estate Investment Trust.

See Notes to Schedule of Investments.

LMP Corporate Loan Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2009

Second Lien	-	Subordinate Loan to First Lien.
Term	-	Term Loan typically with a First Lien on specified assets.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

LMP Corporate Loan Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Fund’s investment objective is to maximize current income consistent with prudent efforts to preserve capital.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Collateralized senior loans are valued at readily ascertainable market values provided by an independent pricing service. Securities for which market quotations are not available are valued in good faith at fair value by or under the direction of the Board of Directors. In fair valuing a loan, Legg Mason Partners Fund Advisor, LLC (“LMPFA”), with the assistance of the Citigroup Alternative Investments LLC, the Fund’s sub-adviser, will consider among other factors: (1) the creditworthiness of the borrower and any party interpositioned between the Fund and the borrower; (2) the current interest rate, period until next interest rate reset and maturity date of the collateralized senior loan; (3) recent market prices for similar loans, if any; and (4) recent prices in the market for instruments with similar quality, rate, period until next interest rate reset, maturity, terms and conditions. LMPFA may also consider prices or quotations, if any, provided by banks, dealers or pricing services which may represent the prices at which secondary market transactions in the collateralized senior loans held by the Fund have or could have occurred. U.S. government agency obligations are valued at the mean between the quoted bid and asked prices. Securities traded on national securities markets are valued at the closing price on such markets. Securities traded in the over-the-counter market and listed securities for which no sales prices were reported are valued at the mean between the quoted bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Notes to Schedule of Investments (unaudited) (continued)

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Collateralized senior loans	—	$167,249,277	—	$167,249,277
Corporate bond & note	—	2,572,582	—	2,572,582
Common stocks	—	—	$687,306	687,306
Total long-term investments	—	169,821,859	687,306	170,509,165
Short-term investments†	—	7,389,000	—	7,389,000
Total investments	—	$177,210,859	$687,306	$177,898,165

†See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	COLLATERALIZED SENIOR LOANS	COMMON STOCKS	TOTAL
Balance as of September 30, 2009	$544,579	—	$544,579
Accrued premiums/discounts	—	—	—
Realized gain/(loss)(1)	(174,480)	—	(174,480)
Change in unrealized appreciation (depreciation)(2)	256,376	—	256,376
Net purchases (sales)	59,434	$687,306	746,740
Net transfers in and/or out of Level 3	(685,909)	—	(685,909)
Balance as of December 31, 2009	$0	$687,306	$687,306
Net change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2009	$—	—	$—

(1) This amount is included in net realized gain (loss) from investment transactions.

(2) Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At December 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,441,690
Gross unrealized depreciation	(9,081,824)
Net unrealized depreciation	$(6,640,134)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended December 31, 2009, the Fund did not invest in any derivative instruments.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LMP Corporate Loan Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: February 25, 2010

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: February 25, 2010